UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate 2022 Target Term Trust (EFL)

Semiannual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2019

Eaton Vance

Floating-Rate 2022 Target Term Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	31

Important Notices	32

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	07/31/2017	3.67%	11.41%	—	4.18%
Fund at Market Price	—	4.07	15.68	—	3.41
S&P/LSTA Leveraged Loan Index	—	2.74%	8.64%	4.44%	4.30%

% Premium/Discount to NAV[3]
					–1.79%

Distributions[4]
Total Distributions per share for the period					$0.318
Distribution Rate at NAV					5.68%
Distribution Rate at Market Price					5.78%

% Total Leverage[5]
Borrowings					26.39%
Variable Rate Term Preferred Shares (VRTP Shares)					9.18

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Fund Profile

Top 10 Issuers (% of total investments)6

Sprint Communications, Inc.	1.5%

Reynolds Group Holdings, Inc.	1.3

Infor (US), Inc.	1.1

Jaguar Holding Company II	1.0

CITGO Petroleum Corporation	1.0

CenturyLink, Inc.	0.9

TransDigm, Inc.	0.9

Virgin Media Bristol, LLC	0.9

Asurion, LLC	0.9

Golden Nugget, Inc.	0.9

Total	10.4%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	12.7%

Health Care	9.5

Business Equipment and Services	5.8

Telecommunications	4.7

Chemicals and Plastics	4.3

Cable and Satellite Television	4.3

Lodging and Casinos	4.3

Oil and Gas	4.2

Industrial Equipment	3.8

Containers and Glass Products	3.7

Total	57.3%

Credit Quality (% of bonds and loans)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective November 1, 2019, the Fund is managed by Craig P. Russ, Andrew N. Sveen, Catherine C. McDermott, William E. Holt and Daniel P. McElaney.

4

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 128.5%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.5%

TransDigm, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	$2,925	$2,938,002

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	199	199,886

WP CPP Holdings, LLC

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	247	246,012

		$3,383,900

Automotive — 2.2%

Adient US, LLC

Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024	$522	$526,184

Autokiniton US Holdings, Inc.

Term Loan, 8.17%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	296	283,680

Bright Bidco B.V.

Term Loan, 5.40%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	741	441,946

Chassix, Inc.

Term Loan, 7.44%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	245	226,625

Garrett LX III S.a.r.l.

Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	99	98,657

IAA, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	218	220,022

Panther BF Aggregator 2 L.P.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	1,421	1,430,013

Tenneco, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,411	1,383,593

Thor Industries, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	427	428,900

		$5,039,620

Beverage and Tobacco — 0.1%

Arterra Wines Canada, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$147	$147,434

		$147,434

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%

Clipper Acquisitions Corp.

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$441	$444,848

OZ Management L.P.

Term Loan, 6.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	45	45,056

		$489,904

Building and Development — 3.4%

Advanced Drainage Systems, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	$116	$117,377

American Builders & Contractors Supply Co., Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	948	952,068

APi Group DE, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	575	580,301

Beacon Roofing Supply, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	221	222,375

Brookfield Property REIT, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	370	368,461

Core & Main L.P.

Term Loan, 4.53%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	124	124,416

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,173	2,183,701

NCI Building Systems, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	296	296,115

Quikrete Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,944,992

Werner FinCo L.P.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	856	855,619

		$7,645,425

Business Equipment and Services — 9.0%

Adtalem Global Education, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$148	$147,996

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

AlixPartners, LLP

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	$1,390	$1,400,263

Allied Universal Holdco, LLC

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,206	1,214,824

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	119	120,280

AppLovin Corporation

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,615	1,626,652

ASGN Incorporated

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	104	105,207

Belfor Holdings, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	199	200,244

BidFair MergeRight, Inc.

Term Loan, 7.24%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027	250	248,125

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	346	344,761

Camelot U.S. Acquisition 1 Co.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	600	604,375

Ceridian HCM Holding, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	568	572,189

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	691	695,459

Deerfield Dakota Holding, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	496	495,592

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	540	542,401

EIG Investors Corp.

Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,631	1,617,405

Garda World Security Corporation

Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	775	780,489

IG Investment Holdings, LLC

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	172	173,129

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

IRI Holdings, Inc.

Term Loan, 6.30%, (USD LIBOR + 4.50%), Maturing December 1, 2025(2)	$619	$608,437

Iron Mountain, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	344	343,586

KAR Auction Services, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	249	251,607

Kronos Incorporated

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,444	2,459,213

KUEHG Corp.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,390	1,394,942

Pike Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	195	196,916

Pre-Paid Legal Services, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	202	203,060

Prime Security Services Borrower, LLC

Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	1,111	1,115,637

Prometric Holdings, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	98	98,319

Red Ventures, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	427	431,416

SMG US Midco 2, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	98	98,864

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,416	1,408,523

Trans Union, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	168	168,759

West Corporation

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	123	103,912

Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	392	333,200

		$20,105,782

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 5.2%

Altice France S.A.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	$1,274	$1,277,975

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	497	500,286

Charter Communications Operating, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	1,299	1,308,398

CSC Holdings, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	397	398,389

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	469	472,190

Radiate Holdco, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	583	585,515

Telenet Financing USD, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,450	1,460,422

Virgin Media Bristol, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,100	3,123,250

Ziggo Secured Finance Partnership

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	2,650	2,656,074

		$11,782,499

Chemicals and Plastics — 6.6%

Alpha 3 B.V.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,244	$1,249,197

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,881	2,891,625

Ferro Corporation

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	134	133,892

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	137	136,802

Hexion, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	299	300,358

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026	100	100,280

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS US Finance, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	$1,274	$1,276,468

Kraton Polymers, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	811	808,772

Messer Industries GmbH

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,019	1,025,240

Momentive Performance Materials, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	672	667,847

PMHC II, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	741	659,783

PQ Corporation

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	1,711	1,721,731

Pregis TopCo Corporation

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	250	250,469

Spectrum Holdings III Corp.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	134	125,059

Starfruit Finco B.V.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,088	1,090,762

Tronox Finance, LLC

Term Loan, 4.61%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	1,202	1,205,150

Venator Materials Corporation

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,271	1,265,985

		$14,909,420

Conglomerates — 1.0%

Kronos Acquisition Holdings, Inc.

Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	$620	$615,660

Penn Engineering & Manufacturing Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	1,668	1,669,963

		$2,285,623

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 5.3%

Berlin Packaging, LLC

Term Loan, 4.72%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$99	$98,043

Berry Global, Inc.

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	373	374,809

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	731	729,993

Flex Acquisition Company, Inc.

Term Loan, 5.09%, (USD LIBOR + 3.00%), Maturing December 29, 2023(2)	2,212	2,198,746

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	587	584,029

Libbey Glass, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,847	1,516,684

Pelican Products, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	246	226,550

Proampac PG Borrower, LLC

Term Loan, 5.38%, (USD LIBOR + 3.50%), Maturing November 20, 2023(2)	721	713,291

Reynolds Group Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	4,409	4,429,315

Ring Container Technologies Group, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	340	341,687

Trident TPI Holdings, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024	763	743,922

		$11,957,069

Cosmetics / Toiletries — 0.1%

KIK Custom Products, Inc.

Term Loan, 5.79%, (31 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$250	$246,406

		$246,406

Drugs — 5.2%

Akorn, Inc.

Term Loan, 11.81%, (11.06% cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021	$514	$494,108

Albany Molecular Research, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	733	732,667

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Albany Molecular Research, Inc. (continued)

Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$500,000

Amneal Pharmaceuticals, LLC

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,379	1,247,013

Bausch Health Companies, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	445	448,267

Catalent Pharma Solutions, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	323	324,579

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,925	2,786,586

Jaguar Holding Company II

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	2,923	2,942,554

Mallinckrodt International Finance S.A.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,376	1,937,414

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	218	178,078

		$11,591,266

Ecological Services and Equipment — 2.3%

Advanced Disposal Services, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,806	$2,820,697

EnergySolutions, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	666	631,380

GFL Environmental, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,359	1,362,381

Terrapure Environmental Ltd.

Term Loan, Maturing November 25, 2026(3)	175	175,875

US Ecology Holdings, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2026	100	100,906

		$5,091,239

Electronics / Electrical — 18.6%

Almonde, Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,404	$1,398,017

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Applied Systems, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	$1,921	$1,931,113

Term Loan - Second Lien, Maturing September 19, 2025(3)	175	179,594

Aptean, Inc.

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	199	197,880

Avast Software B.V.

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023	351	354,603

Banff Merger Sub, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,386	1,372,356

Barracuda Networks, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	865	871,270

Canyon Valor Companies, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	697	697,764

CDW, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	499	502,448

Celestica, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	124	123,866

Cohu, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	296	294,769

CommScope, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	698	703,658

CPI International, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	733	706,549

Datto, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	124	125,541

ECI Macola/Max Holding, LLC

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	319	319,831

Electro Rent Corporation

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	731	737,248

Energizer Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	149	149,473

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Epicor Software Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$2,555	$2,575,721

EXC Holdings III Corp.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	172	171,281

Financial & Risk US Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	446	449,769

Flexera Software, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	663	666,109

GlobalLogic Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	173	174,139

Hyland Software, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	2,751	2,776,992

Infoblox, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	716	719,731

Infor (US), Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,921	2,937,748

Informatica, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	248	249,453

MA FinanceCo., LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	247	247,603

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	575	550,730

Marcel LUX IV S.a.r.l.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	598	596,626

Microchip Technology Incorporated

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	604	609,673

MKS Instruments, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	141	141,676

NCR Corporation

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	374	376,400

Renaissance Holding Corp.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	493	491,422

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	$1,666	$1,672,124

SGS Cayman L.P.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	148	147,022

SkillSoft Corporation

Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	1,964	1,528,422

SolarWinds Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,436	1,448,787

Solera, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,517	2,525,276

Sparta Systems, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	474	412,196

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	318	320,562

SS&C Technologies, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	459	462,338

Sutherland Global Services, Inc.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	637	631,598

TriTech Software Systems

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	322	308,344

TTM Technologies, Inc.

Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	106	106,631

Uber Technologies, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,950	1,950,841

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	591	592,847

Ultimate Software Group, Inc. (The)

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	648	652,698

Ultra Clean Holdings, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	300	300,562

Verifone Systems, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,114	1,103,105

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Veritas Bermuda, Ltd.

Term Loan, 6.32%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	$731	$706,525

Vero Parent, Inc.

Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,271	1,223,253

Vungle, Inc.

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	274	271,912

Western Digital Corporation

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	949	955,223

		$41,721,319

Equipment Leasing — 0.9%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 3.51%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$1,883	$1,897,288

IBC Capital Limited

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	221	221,615

		$2,118,903

Financial Intermediaries — 2.9%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$149	$149,996

Aretec Group, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,515	1,499,768

Claros Mortgage Trust, Inc.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	299	301,494

EIG Management Company, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	98	98,434

Focus Financial Partners, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,137	1,145,966

Franklin Square Holdings L.P.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	197	198,241

Greenhill & Co., Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	536	530,217

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

GreenSky Holdings, LLC

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	$1,326	$1,329,691

Harbourvest Partners, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	171	171,799

Starwood Property Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	200	201,119

StepStone Group L.P.

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	246	245,318

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	476	480,016

Virtus Investment Partners, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	59	59,427

		$6,411,486

Food Products — 2.9%

Alphabet Holding Company, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,369	$1,322,884

Atkins Nutritionals Holdings II, Inc.

Term Loan, 5.73%, (3 mo. USD LIBOR + 3.75%), Maturing July 7, 2024	150	151,875

B&G Foods, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	100	100,748

Badger Buyer Corp.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	491	439,629

CHG PPC Parent, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	197	197,985

Del Monte Foods, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	833	743,635

Hearthside Food Solutions, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	667	662,270

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	173	173,250

HLF Financing S.a.r.l.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	420	422,048

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	$2,111	$2,128,583

Nomad Foods Europe Midco Limited

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	247	248,389

		$6,591,296

Food Service — 2.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$2,300	$2,305,736

Aramark Services, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	328,217

IRB Holding Corp.

Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	714	718,925

Restaurant Technologies, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	74	74,807

US Foods, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	319	320,694

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	648	651,948

		$4,400,327

Food / Drug Retailers — 1.0%

Albertsons, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	$1,750	$1,768,955

Allsup’s Convenience Stores, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	250	249,375

Diplomat Pharmacy, Inc.

Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	178	173,770

		$2,192,100

Health Care — 13.4%

ADMI Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	$690	$691,655

Alliance Healthcare Services, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	238	217,312

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

athenahealth, Inc.

Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	$744	$749,331

Athletico Management, LLC

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	223	223,307

Avantor, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	182	183,175

BioClinica, Inc.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	731	712,572

BW NHHC Holdco, Inc.

Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	394	325,050

Carestream Dental Equipment, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	484	472,878

Certara L.P.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	978	977,500

Change Healthcare Holdings, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	1,915	1,924,442

CHG Healthcare Services, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,299	2,317,598

CryoLife, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	172	172,429

Da Vinci Purchaser Corp.

Term Loan, Maturing December 3, 2026(3)	150	150,188

Ensemble RCM, LLC

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	200	201,121

Envision Healthcare Corporation

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,503	2,144,437

Gentiva Health Services, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	970	975,992

GHX Ultimate Parent Corporation

Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,366	1,368,546

Greatbatch Ltd.

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	628	630,069

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Grifols Worldwide Operations USA, Inc.

Term Loan, 3.74%, (1 mo. USD LIBOR + 2.00%), Maturing November 15, 2027	$350	$353,303

Hanger, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	418	419,781

Inovalon Holdings, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	468	471,362

IQVIA, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	1,344	1,351,362

Medical Solutions, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	150	149,391

MPH Acquisition Holdings, LLC

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,802	1,782,343

National Mentor Holdings, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	10	10,336

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	188	190,352

Navicure, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	375	376,641

One Call Corporation

Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	479	445,860

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,781	1,762,772

Parexel International Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	859	843,069

Phoenix Guarantor, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	746	751,380

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(2)	198	199,047

Select Medical Corporation

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,144	2,150,973

Sound Inpatient Physicians

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	197	198,067

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Surgery Center Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	$727	$725,713

Team Health Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	739	600,906

Tecomet, Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	1,267	1,271,658

U.S. Anesthesia Partners, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	718	714,735

Verscend Holding Corp.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	593	597,314

Viant Medical Holdings, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	198	194,126

Wink Holdco, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	172	171,607

		$30,169,700

Home Furnishings — 0.6%

Serta Simmons Bedding, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	$2,203	$1,433,374

		$1,433,374

Industrial Equipment — 5.9%

AI Alpine AT Bidco GmbH

Term Loan, 4.60%, (2 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$99	$97,515

Altra Industrial Motion Corp.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	266	267,637

Apex Tool Group, LLC

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	927	914,892

Carlisle Foodservice Products, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	98	97,162

CPM Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	124	123,028

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Delachaux Group S.A.

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	$175	$173,523

DXP Enterprises, Inc.

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	196	195,989

Dynacast International, LLC

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,267	1,235,083

Engineered Machinery Holdings, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	858	851,426

EWT Holdings III Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,905	1,916,205

Filtration Group Corporation

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	1,112	1,117,789

Gardner Denver, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	343	345,285

Gates Global, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,950	1,954,975

Hayward Industries, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	720	716,423

LTI Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	173	156,611

Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	75	68,640

Pro Mach Group, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	98	97,544

Rexnord, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	1,173	1,180,422

Robertshaw US Holding Corp.

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	393	359,595

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	49	43,885

Thermon Industries, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	89	89,871

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Titan Acquisition Limited

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	$1,154	$1,137,410

		$13,140,910

Insurance — 5.1%

Alliant Holdings Intermediate, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$881	$882,365

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	174	174,669

AmWINS Group, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	894	901,713

Asurion, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,180	1,188,672

Term Loan - Second Lien, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,902,656

FrontDoor, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	173	173,458

Hub International Limited

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,896	1,897,754

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025	700	707,657

NFP Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,388	1,384,350

Sedgwick Claims Management Services, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	470	471,308

USI, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,271	1,272,180

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	550	552,750

		$11,509,532

Leisure Goods / Activities / Movies — 4.8%

AMC Entertainment Holdings, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$720	$725,679

Ancestry.com Operations, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	1,592	1,569,115

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

ClubCorp Holdings, Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	$660	$626,547

Crown Finance US, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	613	612,900

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	574	574,996

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,000	1,006,406

Live Nation Entertainment, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026	2,925	2,939,590

Motion Finco S.a.r.l.

Term Loan, 0.50%, Maturing November 4, 2026(4)	26	26,463

Term Loan, 5.15%, (2 mo. USD LIBOR + 3.25%), Maturing November 13, 2026	199	201,349

NASCAR Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	284	287,137

Playtika Holding Corp.

Term Loan, 7.80%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	1,325	1,341,563

Steinway Musical Instruments, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	344	343,445

Travel Leaders Group, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	369	371,453

UFC Holdings, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	174	175,493

		$10,802,136

Lodging and Casinos — 5.8%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$99	$100,244

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	204	205,185

Boyd Gaming Corporation

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,906	1,922,117

CCM Merger, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing August 8, 2021	851	855,702

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	$196	$197,561

Four Seasons Hotels Limited

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,925	2,956,712

Golden Nugget, Inc.

Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(2)	3,004	3,018,904

GVC Holdings PLC

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	418	420,346

Hanjin International Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	199,750

Playa Resorts Holding B.V.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	465	464,160

Stars Group Holdings B.V. (The)

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,418	1,431,840

VICI Properties 1, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	811	816,040

Wyndham Hotels & Resorts, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	494	497,029

		$13,085,590

Nonferrous Metals / Minerals — 0.3%

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	$204	$209,240

Term Loan, 0.00%, Maturing October 17, 2022(5)	735	162,834

Oxbow Carbon, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	225	225,562

		$597,636

Oil and Gas — 4.1%

Apergy Corporation

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$96	$96,102

Blackstone CQP Holdco L.P.

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	398	400,798

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Buckeye Partners L.P.

Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	$1,050	$1,060,282

Centurion Pipeline Company, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	99	99,124

CITGO Holding, Inc.

Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	100	101,870

CITGO Petroleum Corporation

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,949	1,958,937

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	968	973,736

Delek US Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	74	74,418

Equitrans Midstream Corporation

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	743	740,412

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,500	1,261,249

McDermott Technology Americas, Inc.

Term Loan, 7.56%, (USD LIBOR + 10.00%), Maturing October 21, 2021(2)(4)	275	281,531

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	491	289,019

Prairie ECI Acquiror L.P.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,123	1,117,238

PSC Industrial Holdings Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	294	292,530

UGI Energy Services, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	398	400,488

		$9,147,734

Publishing — 1.8%

Ascend Learning, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,271	$1,279,751

Getty Images, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	719	722,389

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)

Harland Clarke Holdings Corp.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	$567	$443,116

ProQuest, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	900	901,687

Terrier Media Buyer, Inc.

Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	700	707,875

		$4,054,818

Radio and Television — 3.7%

Cumulus Media New Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$200	$201,911

Diamond Sports Group, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,671	1,670,813

Entercom Media Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	753	760,158

Entravision Communications Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	309	301,200

Gray Television, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	234	235,141

Hubbard Radio, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	1,169	1,170,569

iHeartCommunications, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	871	880,888

Mission Broadcasting, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	133	133,711

Nexstar Broadcasting, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	670	672,912

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	200	201,333

Sinclair Television Group, Inc.

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	249	250,583

Univision Communications, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,914	1,892,875

		$8,372,094

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Rail Industries — 0.2%

Genesee & Wyoming, Inc.

Term Loan, 3.91%, (3 mo. USD LIBOR + 2.00%), Maturing November 6, 2026	$375	$379,102

		$379,102

Retailers (Except Food and Drug) — 2.5%

Apro, LLC

Term Loan, 2.00%, Maturing November 14, 2026(4)	$289	$291,417

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	1,011	1,019,958

Ascena Retail Group, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	860	589,921

BJ’s Wholesale Club, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	946	953,232

Global Appliance, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	380	379,932

Hoya Midco, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	730	728,971

LSF9 Atlantis Holdings, LLC

Term Loan, 7.74%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	369	342,688

PetSmart, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	1,225	1,214,792

		$5,520,911

Steel — 2.2%

Atkore International, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$1,982	$1,993,990

GrafTech Finance, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	922	920,700

Phoenix Services International, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	344	325,821

Zekelman Industries, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,735	1,739,893

		$4,980,404

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.8%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$147	$145,613

Kenan Advantage Group, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	296	294,430

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	971	966,710

PODS, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	220	221,348

XPO Logistics, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	226,219

		$1,854,320

Telecommunications — 4.3%

CenturyLink, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$2,074	$2,085,290

Colorado Buyer, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	733	651,259

Global Eagle Entertainment, Inc.

Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(2)	755	685,565

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	900	902,925

Onvoy, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	780	707,804

Plantronics, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	495	484,809

Sprint Communications, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,925	2,905,599

Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	297	296,625

Syniverse Holdings, Inc.

Term Loan, 6.85%, (2 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	368	343,261

Telesat Canada

Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	550	554,125

		$9,617,262

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities — 2.6%

Brookfield WEC Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$1,288	$1,298,189

Calpine Corporation

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	1,949	1,962,379

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	348	350,737

Granite Acquisition, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,223	1,229,578

Talen Energy Supply, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	299	300,365

USIC Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	319	318,230

Vistra Operations Company, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	394	396,972

		$5,856,450

Total Senior Floating-Rate Loans (identified cost $292,577,780)		$288,632,991

Corporate Bonds & Notes — 21.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.1%

Air Canada

7.75%, 4/15/21(6)	$2,000	$2,133,000

American Airlines Group, Inc.

5.00%, 6/1/22(6)	500	523,750

Bombardier, Inc.

6.125%, 1/15/23(6)	1,000	1,027,585

United Airlines Holdings, Inc.

4.25%, 10/1/22	1,000	1,046,250

		$4,730,585

Automotive — 0.2%

ZF North America Capital, Inc.

4.50%, 4/29/22(6)	$545	$561,798

		$561,798

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Building and Development — 1.4%

Griffon Corp.

5.25%, 3/1/22	$1,150	$1,157,179

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(6)	1,000	1,027,915

Standard Industries, Inc.

5.50%, 2/15/23(6)	1,000	1,018,740

		$3,203,834

Cable and Satellite Television — 1.3%

Cablevision Systems Corp.

5.875%, 9/15/22	$925	$998,334

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.125%, 2/15/23	1,000	1,012,490

DISH DBS Corp.

5.00%, 3/15/23	1,000	1,028,340

		$3,039,164

Containers and Glass Products — 0.4%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.25%, 9/15/22(6)	$1,000	$1,014,593

		$1,014,593

Drugs — 0.5%

Bausch Health Companies, Inc.

6.50%, 3/15/22(6)	$1,000	$1,023,750

		$1,023,750

Ecological Services and Equipment — 0.7%

GFL Environmental, Inc.

5.375%, 3/1/23(6)	$1,600	$1,652,000

		$1,652,000

Electronics / Electrical — 1.1%

Anixter, Inc.

5.50%, 3/1/23	$1,000	$1,055,415

CommScope, Inc.

5.00%, 6/15/21(6)	300	301,020

Infor (US), Inc.

6.50%, 5/15/22	1,000	1,016,780

		$2,373,215

Security	Principal Amount (000’s omitted)	Value

Energy — 0.5%

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23	$1,000	$1,025,435

		$1,025,435

Financial Intermediaries — 1.3%

Ally Financial, Inc.

4.625%, 5/19/22	$1,000	$1,050,312

Ford Motor Credit Co., LLC

5.875%, 8/2/21	300	314,079

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	500	510,390

Navient Corp.

5.50%, 1/25/23	1,007	1,077,490

		$2,952,271

Food / Drug Retailers — 0.0%(7)

Safeway, Inc.

3.95%, 8/15/20	$100	$100,539

4.75%, 12/1/21	9	9,251

		$109,790

Health Care — 1.2%

Eagle Holding Co. II, LLC

7.625%, (7.625% cash or 8.375% PIK), 5/15/22(6)(8)	$455	$463,296

7.75%, (7.75% cash or 8.50% PIK), 5/15/22(6)(8)	206	209,535

HCA, Inc.

7.50%, 2/15/22	1,000	1,106,780

Kinetic Concepts, Inc./KCI USA, Inc.

12.50%, 11/1/21(6)	836	862,459

		$2,642,070

Internet Software & Services — 0.5%

Netflix, Inc.

5.50%, 2/15/22	$1,000	$1,061,250

		$1,061,250

Leisure Goods / Activities / Movies — 0.5%

Sabre GLBL, Inc.

5.375%, 4/15/23(6)	$1,000	$1,026,585

		$1,026,585

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 0.8%

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	$676	$691,491

Studio City Co., Ltd.

7.25%, 11/30/21(6)	1,000	1,024,750

		$1,716,241

Metals / Mining — 0.9%

Hecla Mining Co.

6.875%, 5/1/21	$1,065	$1,063,935

Hudbay Minerals, Inc.

7.25%, 1/15/23(6)	1,000	1,039,790

		$2,103,725

Nonferrous Metals / Minerals — 0.1%

First Quantum Minerals, Ltd.

7.25%, 4/1/23(6)	$200	$207,473

New Gold, Inc.

6.25%, 11/15/22(6)	62	61,864

		$269,337

Oil and Gas — 2.5%

Ascent Resources Utica Holdings, LLC/ARU Finance Corp.

10.00%, 4/1/22(6)	$775	$772,771

CITGO Petroleum Corp.

6.25%, 8/15/22(6)	500	508,122

Energy Transfer Operating, L.P.

4.25%, 3/15/23	1,000	1,044,637

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(6)	500	448,325

Precision Drilling Corp.

6.50%, 12/15/21	740	740,486

Tervita Escrow Corp.

7.625%, 12/1/21(6)	1,287	1,297,939

Transocean, Inc.

8.375%, 12/15/21	750	770,925

		$5,583,205

Real Estate Investment Trusts (REITs) — 0.3%

iStar, Inc.

5.25%, 9/15/22	$600	$617,437

		$617,437

Security	Principal Amount (000’s omitted)	Value

Road & Rail — 0.7%

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(6)	$1,500	$1,526,872

		$1,526,872

Surface Transport — 1.3%

DAE Funding, LLC

5.25%, 11/15/21(6)	$1,000	$1,039,750

Park Aerospace Holdings, Ltd.

5.25%, 8/15/22(6)	1,000	1,068,212

XPO Logistics, Inc.

6.50%, 6/15/22(6)	750	765,585

		$2,873,547

Technology — 0.3%

Dell International, LLC/EMC Corp.

5.875%, 6/15/21(6)	$662	$673,175

		$673,175

Telecommunications — 3.0%

Altice Financing S.A.

6.625%, 2/15/23(6)	$335	$341,561

CenturyLink, Inc.

5.80%, 3/15/22	1,000	1,053,050

Hughes Satellite Systems Corp.

7.625%, 6/15/21	1,000	1,070,270

SBA Communications Corp.

4.00%, 10/1/22	90	91,912

Sprint Communications, Inc.

6.00%, 11/15/22	2,000	2,101,060

T-Mobile USA, Inc.

6.00%, 3/1/23	1,000	1,020,085

Zayo Group, LLC/Zayo Capital, Inc.

6.00%, 4/1/23	1,000	1,024,585

		$6,702,523

Total Corporate Bonds & Notes (identified cost $47,766,871)		$48,482,402

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Technology — 0.1%

Rovi Corp.

0.50%, 3/1/20	$292	$290,329

Total Convertible Bonds (identified cost $290,197)		$290,329

Short-Term Investments — 4.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.78%(9)	9,291,983	$9,291,983

Total Short-Term Investments (identified cost $9,291,734)		$9,291,983

Total Investments — 154.4% (identified cost $349,926,582)		$346,697,705

Less Unfunded Loan Commitments — (0.2)%		$(420,794)

Net Investments — 154.2% (identified cost $349,505,788)		$346,276,911

Notes Payable — (41.0)%		$(92,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.2)%		$(31,974,536)

Other Assets, Less Liabilities — 1.0%		$2,250,738

Net Assets Applicable to Common Shares — 100.0%		$224,553,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at December 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(4)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2019, the total value of unfunded loan commitments is $426,161. See Note 1E for description.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $23,622,215 or 10.5% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Abbreviations:

DIP	—	Debtor In Possession

LIBOR	—	London Interbank Offered Rate

PIK	—	Payment In Kind
Currency Abbreviations:

USD	—	United States Dollar

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2019

Unaffiliated investments, at value (identified cost, $340,214,054)	$336,984,928

Affiliated investment, at value (identified cost, $9,291,734)	9,291,983

Cash	2,978,637

Interest receivable	1,260,427

Dividends receivable from affiliated investment	15,043

Receivable for investments sold	441,132

Prepaid upfront fees on variable rate term preferred shares	36,999

Prepaid upfront fees on notes payable	11,300

Prepaid expenses	16,894

Total assets	$351,037,343

Liabilities

Notes payable	$92,000,000

Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $25,464)	31,974,536

Payable for investments purchased	496,313

Distributions payable	1,062,528

Payable to affiliates:

Investment adviser fee	208,426

Trustees’ fees	4,403

Interest expense and fees payable	564,524

Accrued expenses	173,500

Total liabilities	$126,484,230

Net assets applicable to common shares	$224,553,113

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 23,611,740 shares issued and outstanding	$236,117

Additional paid-in capital	231,888,379

Accumulated loss	(7,571,383)

Net assets applicable to common shares	$224,553,113

Net Asset Value Per Common Share

($224,553,113 ÷ 23,611,740 common shares issued and outstanding)	$9.51

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2019

Interest and other income	$9,400,085

Dividends from affiliated investment	84,587

Total investment income	$9,484,672

Expenses

Investment adviser fee	$1,229,908

Trustees’ fees and expenses	8,226

Custodian fee	66,366

Transfer and dividend disbursing agent fees	10,660

Legal and accounting services	33,382

Printing and postage	18,006

Interest expense and fees	2,181,821

Miscellaneous	21,006

Total expenses	$3,569,375

Net investment income	$5,915,297

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(790,925)

Investment transactions — affiliated investment	(363)

Net realized loss	$(791,288)

Change in unrealized appreciation (depreciation) —

Investments	$2,779,234

Investments — affiliated investment	249

Net change in unrealized appreciation (depreciation)	$2,779,483

Net realized and unrealized gain	$1,988,195

Net increase in net assets from operations	$7,903,492

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019

From operations —

Net investment income	$5,915,297	$11,864,847

Net realized loss	(791,288)	(670,371)

Net change in unrealized appreciation (depreciation)	2,779,483	(2,912,554)

Net increase in net assets from operations	$7,903,492	$8,281,922

Distributions to common shareholders	$(7,508,533)	$(12,585,057)

Net increase (decrease) in net assets	$394,959	$(4,303,135)

Net Assets Applicable to Common Shares

At beginning of period	$224,158,154	$228,461,289

At end of period	$224,553,113	$224,158,154

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2019

Net increase in net assets from operations	$7,903,492

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(51,888,057)

Investments sold and principal repayments	54,478,585

Increase in short-term investments, net	(2,564,981)

Net amortization/accretion of premium (discount)	165,895

Amortization of prepaid upfront fees on variable rate term preferred shares	27,030

Amortization of deferred debt issuance costs on variable rate term preferred shares	18,602

Amortization of prepaid upfront fees on notes payable	27,600

Decrease in interest receivable	42,012

Increase in dividends receivable from affiliated investment	(7,600)

Increase in prepaid expenses	(49)

Increase in payable to affiliate for investment adviser fee	7,938

Decrease in payable to affiliate for Trustees’ fees	(580)

Decrease in interest expense and fees payable	(84,230)

Increase in accrued expenses	44,862

Increase in unfunded loan commitments	420,794

Net change in unrealized (appreciation) depreciation from investments	(2,779,483)

Net realized loss from investments	791,288

Net cash provided by operating activities	$6,603,118

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(6,446,005)

Proceeds from notes payable	9,000,000

Repayments of notes payable	(9,000,000)

Net cash used in financing activities	$(6,446,005)

Net increase in cash	$157,113

Cash at beginning of period	$2,821,524

Cash at end of period	$2,978,637

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$2,192,819

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019	Period Ended June 30, 2018(1)

Net asset value — Beginning of period (Common shares)	$9.490		$9.680	$9.850	(2)

Income (Loss) From Operations

Net investment income(3)	$0.251		$0.502	$0.404

Net realized and unrealized gain (loss)	0.087		(0.159)	(0.152)

Total income from operations	$0.338		$0.343	$0.252

Less Distributions to Common Shareholders

From net investment income	$(0.318)		$(0.533)	$(0.406)

Total distributions to common shareholders	$(0.318)		$(0.533)	$(0.406)

Offering costs charged to paid-in capital(3)	$—		$—	$(0.020)

Premium related to exercise of underwriters’ over-allotment option(3)	$—		$—	$0.004

Net asset value — End of period (Common shares)	$9.510		$9.490	$9.680

Market value — End of period (Common shares)	$9.340		$9.290	$9.440

Total Investment Return on Net Asset Value(4)	3.67	%(5)	3.86%	2.55	%(5)(6)

Total Investment Return on Market Value(4)	4.07	%(5)	4.20%	0.01	%(5)(6)

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30, 2019	Period Ended June 30, 2018(1)

Net assets applicable to common shares, end of period (000’s omitted)	$224,553		$224,158	$228,461

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees	1.24	%(7)	1.25%	1.24	%(7)

Interest and fee expense(8)	1.95	%(7)	2.12%	1.53	%(7)

Total expenses	3.19	%(7)	3.37%	2.77	%(7)

Net investment income	5.28	%(7)	5.25%	4.50	%(7)

Portfolio Turnover	14	%(5)	22%	30	%(5)

Senior Securities:

Total notes payable outstanding (in 000’s)	$92,000		$92,000	$100,000

Asset coverage per $1,000 of notes payable(9)	$3,789		$3,784	$3,605

Total variable rate term preferred shares outstanding	320		320	320

Asset coverage per variable rate term preferred share(10)	$281,091		$280,773	$273,077

Involuntary liquidation preference per variable rate term preferred share(11)	$100,000		$100,000	$100,000

Approximate market value per variable rate term preferred share(11)	$100,000		$100,000	$100,000

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Interest and fee expense relates to the variable rate term preferred shares (see Note 2) and the notes payable (see Note 7) for the purpose of financial leverage.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the variable rate term preferred shares, and multiplying the result by the liquidation value of one variable rate term preferred share. Such amount equates to 281%, 281% and 273% at December 31, 2019, June 30, 2019 and June 30, 2018, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus variable rate term preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Period Ended June 30, 2018(1)

Expenses excluding interest and fees	0.79%	0.80%	0.83%

Interest and fee expense	1.24%	1.35%	1.02%

Total expenses	2.03%	2.15%	1.85%

Net investment income	3.37%	3.35%	3.00%

(1)	For the period from the start of business, July 31, 2017, to June 30, 2018.

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund.  The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

27

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of December 31, 2019, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2019, the Trust had sufficient cash and/or securities to cover these commitments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to December 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

On September 6, 2017, the Trust issued 320 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), with a mandatory redemption date of September 8, 2020, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread is determined based on the current credit rating of the VRTP Shares, which is provided by Moody’s Investor Service.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. In connection with the issuance of VRTP Shares, the Trust paid an upfront fee of $160,000 and debt issuance costs of $110,112, both of which are being amortized to interest expense and fees over a period of three years. The unamortized amount of the debt issuance costs as of December 31, 2019 is presented as a reduction of the liability for VRTP Shares on the Statement of Assets and Liabilities.

The carrying amount of the VRTP Shares at December 31, 2019 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2019. The average liquidation preference of the VRTP Shares during the six months ended December 31, 2019 was $32,000,000.

28

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the VRTP Shares at December 31, 2019 was 3.95%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended December 31, 2019 were $663,832 and 4.13%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2019, the Trust, for federal income tax purposes, had deferred capital losses of $1,449,062 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2019, $876,280 are short-term and $572,782 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$351,064,171

Gross unrealized appreciation	$1,885,559

Gross unrealized depreciation	(6,672,819)

Net unrealized depreciation	$(4,787,260)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.70% of the Trust’s average daily total managed assets and is payable monthly. During any extension period of the Trust’s term, the fee will be reduced to 0.35% of the Trust’s average daily total managed assets. Total managed assets as referred to herein represent total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended December 31, 2019, the Trust’s investment adviser fee amounted to $1,229,908. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for investment advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $46,624,562 and $54,487,273, respectively, for the six months ended December 31, 2019.

6  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2019 and the year ended June 30, 2019.

7  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $109 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly.

29

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

Under the terms of the Agreement, in effect through March 17, 2020, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 19, 2019, the Trust paid an upfront fee of $54,500, which is being amortized to interest expense over a period of one year. The unamortized balance as of December 31, 2019 is approximately $11,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2019, the Trust had borrowings outstanding under the Agreement of $92,000,000 at an annual interest rate of 2.45%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2019. For the six months ended December 31, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $94,619,565 and 2.84%, respectively.

8  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Funds

At December 31, 2019, the value of the Trust’s investment in affiliated funds was $9,291,983, which represents 4.2% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.78%	$6,727,116	$70,781,384	$(68,216,403)	$(363)	$249	$9,291,983	$84,587	9,291,983

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$288,212,197	$—	$288,212,197

Corporate Bonds & Notes	—	48,482,402	—	48,482,402

Convertible Bonds	—	290,329	—	290,329

Short-Term Investments	—	9,291,983	—	9,291,983

Total Investments	$—	$346,276,911	$—	$346,276,911

30

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

27977    12.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020